SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF LEASE PAYMENTS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Net investment in the lease	¥ 10,932	¥ 10,795	¥ 9,100
Sales Type Lease [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
2025	6,922
2026	4,306
2027	1,766
2028	1,015
2029	324
Total undiscounted lease payments	14,333
Less: lease amount representing interest	(3,677)
Net investment in the lease	¥ 10,656